Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan's investments at fair value:

		Fair Value Measurement at the End of the
		Reporting Period Using
	December 31, 2025	(Level 1)	(Level 2)	(Level 3)

Company common stock	$583,074	$583,074	$—	$—
Mutual funds	$25,585,153	$25,585,153	$—	$—
Collective investment funds measured at NAV*	$385,827	$—	$—	$—

Total investments	$26,554,054	$26,168,227	$—	$—

		Fair Value Measurement at the End of the
		Reporting Period Using
	December 31, 2024	(Level 1)	(Level 2)	(Level 3)

Company common stock	$1,102,533	$1,102,533	$—	$—
Mutual funds	$21,578,570	$21,578,570	$—	$—
Collective investment funds measured at NAV*	$526,683	$—	$—	$—

Total investments	$23,207,786	$22,681,103	$—	$—

*In accordance with Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been categorized in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.